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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:  ________________


         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackstone Kailix Advisors L.L.C.
Address:  345 Park Avenue, New York, N.Y. 10154


Form 13F File Number:  28-12319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Vito Tanzi
Title:            Chief Financial Officer
Phone:            212-583-5748

Signature, Place, and Date of Signing:

/s/ Vito Tanzi                 New York, N.Y.             August 14, 2007
---------------------------    --------------             ---------------
[Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        27

Form 13F Information Table Value Total:        $2,002,001 (thousands)

..

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.                    Form 13F File Number                        Name
  -----                   --------------------                        ----

                                            FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                                                                                                         --------------------------
                        TITLE OF                 VALUE       SHRS OR    SH/   PUT/  INVESTMENT   OTHER
    NAME OF ISSUER       CLASS         CUSIP    (X$1000)     PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE     SHARED   NONE
----------------------  --------     ---------  ----------  ---------  -----  ----  ----------  -------- ---------- -------- ------
  AMERIPRISE FINL INC     COM        03076C106  $   50,856     800,000   SH            SOLE                 800,000

  ANGLOGOLD ASHANTI      SPON
  LIMITED                 ADR        035128206  $   81,619   2,158,095   SH            SOLE               2,158,095

  APPLIED MICRO
  CIRCUITS CORP           COM        03822W109  $   22,500   9,000,000   SH            SOLE               9,000,000

  ARCH COAL INC           COM        039380100  $   17,400     500,000   SH            SOLE                 500,000

  BOEING CO               COM        097023105  $  163,472   1,700,000   SH            SOLE               1,700,000

  BOEING CO               COM        097023105  $   86,284     897,300   SH    CALL    SOLE                 897,300

  BURLINGTON NORTHERN
  SANTA FE                COM        12189T104  $  102,168   1,200,000   SH            SOLE               1,200,000

  CARBO CERAMICS INC      COM        140781105  $    1,774      40,500   SH            SOLE                  40,500

  CITADEL BROADCASTING
  CORP                    COM        17285T106  $   24,844   3,851,800   SH            SOLE               3,851,800

  CORNING INC             COM        219350105  $   63,875   2,500,000   SH            SOLE               2,500,000

  CONTINENTAL AIRLINES
  INC                     CL B       210795308  $   16,935     500,000   SH            SOLE                 500,000

  DELTA AIRLINES INC DEL  COM NEW    247361702  $   19,700   1,000,000   SH            SOLE               1,000,000

  DYNEGY INC DEL          COM NEW    26817G102  $   42,650   4,518,000   SH            SOLE               4,518,000

  FINISAR                 COM        31787A101  $   26,124   6,911,150   SH            SOLE               6,911,150

  GOLDMAN SACHS GROUP
  INC                     COM        38141G104  $   21,675     100,000   SH            SOLE                 100,000

  HFF INC                 CL A       40418F108  $    7,755     500,000   SH            SOLE                 500,000

  MGM MIRAGE              COM        552953101  $   19,795     240,000   SH            SOLE                 240,000

  MIDCAP SPDR TR         UNIT SER 1  595635953  $  488,850   3,000,000   SH     PUT    SOLE               3,000,000

  MONSTER WORLDWIDE INC   COM        611742107  $   16,440     400,000   SH            SOLE                 400,000

  NOBLE CORP              COM        G65422100  $  195,040   2,000,000   SH            SOLE               2,000,000

  NUCOR CORP              COM        670346105  $   82,110   1,400,000   SH            SOLE               1,400,000

  RELIANCE STEEL &
  ALUMINUM CO             COM        759509102  $  101,268   1,800,000   SH            SOLE               1,800,000

  ULTRA PETROLEUM CORP    COM        903914109  $   95,066   1,720,972   SH            SOLE               1,720,972

  UNION PACIFIC CORP      COM        907818108  $   92,120     800,000   SH            SOLE                 800,000

  UNITEDHEALTH GROUP INC  COM        91324P102  $   51,140   1,000,000   SH    CALL    SOLE               1,000,000

  WEYERHAEUSER CO         COM        962166104  $   78,930   1,000,000   SH            SOLE               1,000,000

  WEYERHAEUSER CO         COM        962166104  $   31,611     400,500   SH    CALL    SOLE                 400,500
                                                ----------
                                                $2,002,001
                                                ==========